Business segment information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table provides certain information regarding the Bank’s continuing operations by segment:

Business Segment Analysis (1)

	Year ended December 31
	2014	2013	2012
COMMERCIAL
Interest income	201,908	192,979	183,365
Interest expense	(79,674)	(77,931)	(73,398)
Net interest income	122,234	115,048	109,967
Net other income (2)	21,068	15,338	12,216
Operating expenses	(42,508)	(40,945)	(38,322)
Net operating income (3)	100,794	89,441	83,861
Reversal of provision (provision) for loan and off-balance sheet credit losses	(8,522)	1,217	12,389
Recoveries, net of impairment of assets	7	108	-
Net income attributable to Bladex stockholders	92,279	90,766	96,250

Commercial assets and contingencies (end of period balances):
Interest-earning assets (4 and 6)	6,677,734	6,141,630	5,708,456
Other assets and contingencies (5)	500,665	482,117	237,077
Total interest-earning assets, other assets and contingencies	7,178,399	6,623,747	5,945,533

TREASURY
Interest income	10,822	12,324	9,072
Interest expense	8,075	(4,280)	(14,062)
Net interest income	18,897	8,044	(4,990)
Net other income (expense)(2)	6,483	(4,877)	14,612
Operating expenses	(11,194)	(13,361)	(17,492)
Net operating income (3)	14,186	(10,194)	(7,870)
Net income (loss)	14,186	(10,194)	(7,870)
Net income attributable to the redeemable noncontrolling interest	(475)	(4,185)	293
Net income (loss) attributable to Bladex stockholders	14,661	(6,009)	(8,163)

Treasury assets and contingencies (end of period balances):
Interest-earning assets (6)	1,231,243	1,326,506	1,035,313
Redeemable noncontrolling interest	-	(49,898)	(3,384)
Total interest-earning assets, other assets and contingencies	1,231,243	1,276,608	1,031,929
TOTAL
Interest income	212,730	205,303	192,437
Interest expense	(71,599)	(82,211)	(87,460)
Net interest income	141,131	123,092	104,977
Net other income (2)	27,551	10,461	26,828
Operating expenses	(53,702)	(54,306)	(55,814)
Net operating income (3)	114,980	79,247	75,991

	Year ended December 31
	2014	2013	2012

Net operating income (3)	114,980	79,247	75,991
Reversal of provision (provision) for loans and off-balance sheet credit losses	(8,522)	1,217	12,389
Recoveries, net of impairment of assets	7	108	-
Net income – business segment	106,465	80,572	88,380
Net income (loss) attributable to the redeemable noncontrolling interest	(475)	(4,185)	293
Net income attributable to Bladex stockholders – business segment	106,940	84,757	88,087
Other income unallocated - gain on sale of premises and equipment	-	-	5,626
Discontinued operations (Note 3)	-	(4)	(681)
Net income attributable to Bladex stockholders	106,940	84,753	93,032

Total assets and contingencies (end of period balances):
Interest-earning assets (4 y 6)	7,908,977	7,468,136	6,743,769
Other assets and contingencies (5)	500,665	482,117	237,077
Redeemable noncontrolling interest	-	(49,898)	(3,384)
Total interest-earning assets, other assets and contingencies	8,409,642	7,900,355	6,977,462

(1)	The numbers set out in these tables have been rounded and accordingly may not total exactly.
(2)	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
(3)	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
(4)	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
(5)	Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.
(6)	Includes cash and due from banks, interest-bearing deposits with banks, securities available-for-sale and held-to-maturity, trading securities and the balance of investment funds.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	Year ended December 31
	2014	2013	2012
Reconciliation of Net other income:
Net other income – business segment	27,551	10,461	26,828
Reversal of provision (provision) for losses on off-balance sheet credit risk	(1,627)	(381)	4,046
Recoveries, net of impairment of assets	7	108	-
Gain on sale of premises and equipment	-	-	5,626
Net other income – consolidated financial statements	25,931	10,188	36,500

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	Year ended December 31
	2014	2013	2012
Reconciliation of total assets:
Interest-earning assets – business segment	7,908,977	7,468,136	6,743,769
Allowance for loan losses	(79,675)	(72,751)	(72,976)
Customers’ liabilities under acceptances	114,018	1,128	1,157
Accrued interest receivable	47,938	40,727	37,819
Equipment and leasehold improvements, net	8,129	10,466	12,808
Derivative financial instruments used for hedging - receivable	12,324	15,217	19,239
Other assets	13,561	8,389	14,580
Total assets – consolidated financial statements	8,025,272	7,471,312	6,756,396

Schedule Of Revenue and Long Lived Assets By Geographical Areas [Table Text Block]
Geographic information is as follows:

	2014
			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total
Interest income	195,575	-	17,135	20	212,730
Interest expense	(70,539)	-	(1,023)	(37)	(71,599)
Net interest income	125,036	-	16,112	(17)	141,131

Long-lived assets:
Equipment and leasehold improvements, net	7,994	-	135	-	8,129

	2013
			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total
Interest income	184,501	33	18,501	2,268	205,303
Interest expense	(79,132)	-	(1,235)	(1,844)	(82,211)
Net interest income	105,369	33	17,266	424	123,092

Long-lived assets:
Equipment and leasehold improvements, net	10,237	-	229	-	10,466

	2012
			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total
Interest income	173,663	155	17,894	725	192,437
Interest expense	(86,019)	-	(1,332)	(109)	(87,460)
Net interest income	87,644	155	16,562	616	104,977

Long-lived assets:
Equipment and leasehold improvements, net	12,397	8	403	-	12,808